Bank borrowings (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term:
Short-term borrowings	972,730	529,906
Long-term due in one year:
Long-term borrowings due in a year	1,850,500	885,000
Short-term bank borrowings and current portion of long term bank borrowings	2,823,230	1,414,906
Long term:
Long-term bank borrowings	2,088,139	3,461,916
Bank borrowings
Long term:
Total bank borrowings	4,911,369	4,876,822
Export-Import Bank of China | 4.760% due in September 2013
Bank borrowings
Interest rate (as a percent)	4.76%	4.76%
Long-term due in one year:
Long-term borrowings due in a year	130,000
Long term:
Long-term bank borrowings		130,000
Bank of China | 5.04 % due in May 2012
Bank borrowings
Interest rate (as a percent)		5.04%
Long-term due in one year:
Long-term borrowings due in a year		100,000
Bank of China | 6.400% due in October 2012
Bank borrowings
Interest rate (as a percent)		6.40%
Long-term due in one year:
Long-term borrowings due in a year		200,000
Bank of China | 5.558% due in July 2012
Bank borrowings
Interest rate (as a percent)		5.558%
Long-term due in one year:
Long-term borrowings due in a year		20,000
Bank of China | 5.760% due in November 2012
Bank borrowings
Interest rate (as a percent)		5.76%
Long-term due in one year:
Long-term borrowings due in a year		30,000
Bank of China | 6.588% due in September 2012
Bank borrowings
Interest rate (as a percent)		6.588%
Long-term due in one year:
Long-term borrowings due in a year		45,000
Bank of China | 6.318% due in July 2013
Bank borrowings
Interest rate (as a percent)	6.318%	6.318%
Long-term due in one year:
Long-term borrowings due in a year	100,000
Long term:
Long-term bank borrowings		100,000
Bank of China | 6.318% due in September 2013
Bank borrowings
Interest rate (as a percent)	6.318%	6.318%
Long-term due in one year:
Long-term borrowings due in a year	100,000
Long term:
Long-term bank borrowings		100,000
Bank of China | 6.318% due in October 2013
Bank borrowings
Interest rate (as a percent)	6.318%	6.318%
Long-term due in one year:
Long-term borrowings due in a year	100,000
Long term:
Long-term bank borrowings		100,000
Bank of China | 2.752% due in June 2013
Bank borrowings
Interest rate (as a percent)	2.752%	2.752%
Long-term due in one year:
Long-term borrowings due in a year	100,000
Long term:
Long-term bank borrowings		100,000
Bank of China | 6.983% due in December 2013
Bank borrowings
Interest rate (as a percent)	6.983%	6.983%
Long-term due in one year:
Long-term borrowings due in a year	20,000
Long term:
Long-term bank borrowings		20,000
Bank of China | 6.780 % due in May 2013
Bank borrowings
Interest rate (as a percent)	6.78%
Short-term:
Short-term borrowings	30,000
Bank of China | 7.200 % due in January 2013
Bank borrowings
Interest rate (as a percent)	7.20%
Short-term:
Short-term borrowings	94,283
Bank of China | 7.120 % due in February 2013
Bank borrowings
Interest rate (as a percent)	7.12%
Short-term:
Short-term borrowings	102,139
Bank of China | 4.187 % due in March 2013
Bank borrowings
Interest rate (as a percent)	4.187%
Short-term:
Short-term borrowings	65,998
Bank of China | 7.836 % due in April 2014
Bank borrowings
Interest rate (as a percent)	7.836%
Long term:
Long-term bank borrowings	30,000
Bank of China | Bank borrowings one 6.440 % due in April 2013
Bank borrowings
Interest rate (as a percent)	6.44%
Short-term:
Short-term borrowings	100,000
Bank of China | Bank borrowings two 6.440 % due in April 2013
Bank borrowings
Interest rate (as a percent)	6.44%
Short-term:
Short-term borrowings	51,455
Bank of China | Bank borrowings one 3.983 % due in March 2013
Bank borrowings
Interest rate (as a percent)	3.983%
Short-term:
Short-term borrowings	6,381
Bank of China | Bank borrowings two 3.983 % due in March 2013
Bank borrowings
Interest rate (as a percent)	3.983%
Short-term:
Short-term borrowings	10,336
Agriculture Bank of China | 2.189% due in May 2012
Bank borrowings
Interest rate (as a percent)		2.189%
Short-term:
Short-term borrowings		5,671
Agriculture Bank of China | 2.219% due in May 2012
Bank borrowings
Interest rate (as a percent)		2.219%
Short-term:
Short-term borrowings		75,611
Agriculture Bank of China | 2.162% due in May 2012
Bank borrowings
Interest rate (as a percent)		2.162%
Short-term:
Short-term borrowings		16,759
Agriculture Bank of China | 2.234% due in May 2012
Bank borrowings
Interest rate (as a percent)		2.234%
Short-term:
Short-term borrowings		50,407
Agriculture Bank of China | 6.318% due in November 2012
Bank borrowings
Interest rate (as a percent)		6.318%
Long-term due in one year:
Long-term borrowings due in a year		100,000
Agriculture Bank of China | 6.251% due in April 2013
Bank borrowings
Interest rate (as a percent)	6.251%	6.251%
Long-term due in one year:
Long-term borrowings due in a year	80,000
Long term:
Long-term bank borrowings		80,000
Agriculture Bank of China | 6.251% due in December 2013
Bank borrowings
Interest rate (as a percent)	6.251%	6.251%
Long-term due in one year:
Long-term borrowings due in a year	120,000
Long term:
Long-term bank borrowings		120,000
Agriculture Bank of China | 5.985 % due in April 2013
Bank borrowings
Interest rate (as a percent)	5.985%	5.985%
Long-term due in one year:
Long-term borrowings due in a year	20,000
Long term:
Long-term bank borrowings		20,000
Agriculture Bank of China | 5.869 % due in June 2013
Bank borrowings
Interest rate (as a percent)	5.869%	5.869%
Long-term due in one year:
Long-term borrowings due in a year	40,000
Long term:
Long-term bank borrowings		40,000
Agriculture Bank of China | 5.927 % due in May 2013
Bank borrowings
Interest rate (as a percent)	5.927%	5.927%
Long-term due in one year:
Long-term borrowings due in a year	10,000
Long term:
Long-term bank borrowings		10,000
Agriculture Bank of China | 5.985% due in May 2013
Bank borrowings
Interest rate (as a percent)	5.985%	5.985%
Long-term due in one year:
Long-term borrowings due in a year	30,000
Long term:
Long-term bank borrowings		30,000
Agriculture Bank of China | 6.916% due in July 2014
Bank borrowings
Interest rate (as a percent)		6.916%
Long term:
Long-term bank borrowings		50,000
Agriculture Bank of China | 3.311 % due in February 2013
Bank borrowings
Interest rate (as a percent)	3.311%
Short-term:
Short-term borrowings	4,762
Agriculture Bank of China | 3.309 % due in March 2013
Bank borrowings
Interest rate (as a percent)	3.309%
Short-term:
Short-term borrowings	20,947
Agriculture Bank of China | 3.311 % due in March 2013
Bank borrowings
Interest rate (as a percent)	3.311%
Short-term:
Short-term borrowings	13,175
Agriculture Bank of China | 7.009 % due in February 2019
Bank borrowings
Interest rate (as a percent)	7.009%
Long term:
Long-term bank borrowings	40,000
Agriculture Bank of China | 7.009 % due in August 2019
Bank borrowings
Interest rate (as a percent)	7.009%
Long term:
Long-term bank borrowings	118,000
China Guangfa Bank | 2.323 % due in May 2013
Bank borrowings
Interest rate (as a percent)	2.323%
Short-term:
Short-term borrowings	39,284
China Construction Bank | 6.208% due in May 2012
Bank borrowings
Interest rate (as a percent)		6.208%
Long-term due in one year:
Long-term borrowings due in a year		150,000
China Construction Bank | 6.318% due in November 2012
Bank borrowings
Interest rate (as a percent)		6.318%
Long-term due in one year:
Long-term borrowings due in a year		40,000
China Construction Bank | 6.400 % due in May 2013
Bank borrowings
Interest rate (as a percent)		6.40%
Long term:
Long-term bank borrowings		50,000
China Construction Bank | 5.542 % due in May 2013
Bank borrowings
Interest rate (as a percent)	5.542%
Long-term due in one year:
Long-term borrowings due in a year	48,000
China Construction Bank | 6.400 % due in May 2014
Bank borrowings
Interest rate (as a percent)	6.40%
Long term:
Long-term bank borrowings	38,000
China Construction Bank | 6.650 % due in April 2014
Bank borrowings
Interest rate (as a percent)	6.65%
Long term:
Long-term bank borrowings	159,000
Bank of Xingtai | 6.519 % due in September 2014
Bank borrowings
Interest rate (as a percent)	6.519%
Long term:
Long-term bank borrowings	100,000
Bank of Communications | 6.626% due in October 2012
Bank borrowings
Interest rate (as a percent)		6.626%
Long-term due in one year:
Long-term borrowings due in a year		200,000
Bank of Communications | 5.880 % due in April 2013
Bank borrowings
Interest rate (as a percent)	5.88%
Short-term:
Short-term borrowings	100,000
Bank of Communications | 5.766 % due in May 2013
Bank borrowings
Interest rate (as a percent)	5.766%
Short-term:
Short-term borrowings	52,401
Bank of Communications | 5.729 % due in May 2013
Bank borrowings
Interest rate (as a percent)	5.729%
Short-term:
Short-term borrowings	51,569
Industrial and Commercial Bank of China | 7.300% due in September 2012
Bank borrowings
Interest rate (as a percent)		7.30%
Short-term:
Short-term borrowings		120,000
Industrial and Commercial Bank of China | 4.556% due in February 2012
Bank borrowings
Interest rate (as a percent)		4.556%
Short-term:
Short-term borrowings		72,460
Industrial and Commercial Bank of China | 7.315% due in October 2013
Bank borrowings
Interest rate (as a percent)	7.315%	7.315%
Long-term due in one year:
Long-term borrowings due in a year	160,000
Long term:
Long-term bank borrowings		160,000
Industrial and Commercial Bank of China | 7.648% due in November 2014
Bank borrowings
Interest rate (as a percent)	7.315%	7.648%
Long term:
Long-term bank borrowings	150,000	150,000
Industrial and Commercial Bank of China | 6.771% due in March 2014
Bank borrowings
Interest rate (as a percent)		6.771%
Long term:
Long-term bank borrowings		140,000
Industrial and Commercial Bank of China | 6.771% from March 2011 due in September 2013
Bank borrowings
Interest rate (as a percent)	6.771%	6.771%
Long-term due in one year:
Long-term borrowings due in a year	70,000
Long term:
Long-term bank borrowings		70,000
Industrial and Commercial Bank of China | 6.771% from April 2011 due in September 2013
Bank borrowings
Interest rate (as a percent)	6.771%	6.771%
Long-term due in one year:
Long-term borrowings due in a year	30,000
Long term:
Long-term bank borrowings		30,000
Industrial and Commercial Bank of China | 6.771% due in March 2013
Bank borrowings
Interest rate (as a percent)		6.771%
Long term:
Long-term bank borrowings		40,000
Industrial and Commercial Bank of China | 6.983% due in March 2014
Bank borrowings
Interest rate (as a percent)	6.983%	6.983%
Long term:
Long-term bank borrowings	20,000	20,000
Industrial and Commercial Bank of China | 6.221% due in March 2014
Bank borrowings
Interest rate (as a percent)	6.221%	6.221%
Long term:
Long-term bank borrowings	54,122	54,255
Industrial and Commercial Bank of China | 6.221% due in June 2014
Bank borrowings
Interest rate (as a percent)	6.221%	6.221%
Long term:
Long-term bank borrowings	59,017	59,161
Industrial and Commercial Bank of China | 6.983% due in January 2015
Bank borrowings
Interest rate (as a percent)		6.983%
Long term:
Long-term bank borrowings		190,000
Industrial and Commercial Bank of China | 6.983% due in January 2014
Bank borrowings
Interest rate (as a percent)		6.983%
Long term:
Long-term bank borrowings		750,000
Industrial and Commercial Bank of China | 6.983% due in January 2013
Bank borrowings
Interest rate (as a percent)		6.983%
Long term:
Long-term bank borrowings		500,000
Industrial and Commercial Bank of China | 7.282 % due in January 2013
Bank borrowings
Interest rate (as a percent)	7.282%
Short-term:
Short-term borrowings	100,000
Industrial and Commercial Bank of China | 6.980 % due in January 2013
Bank borrowings
Interest rate (as a percent)	6.98%
Long-term due in one year:
Long-term borrowings due in a year	500,000
Industrial and Commercial Bank of China | 6.980 % due in January 2015
Bank borrowings
Interest rate (as a percent)	6.98%
Long term:
Long-term bank borrowings	190,000
Industrial and Commercial Bank of China | 6.980 % due in January 2014
Bank borrowings
Interest rate (as a percent)	6.98%
Long term:
Long-term bank borrowings	750,000
Industrial and Commercial Bank of China | 6.771% from March 2011 due in March 2014
Bank borrowings
Interest rate (as a percent)	6.771%
Long term:
Long-term bank borrowings	140,000
Industrial and Commercial Bank of China | 6.771% from April 2011 due in March 2014
Bank borrowings
Interest rate (as a percent)	6.771%
Long term:
Long-term bank borrowings	40,000
Shanghai Rural Commercial Bank | 6.560% due in October 2012
Bank borrowings
Interest rate (as a percent)		6.56%
Short-term:
Short-term borrowings		49,000
Shanghai Pudong Development Bank | 5.504% due in June 2012
Bank borrowings
Interest rate (as a percent)		5.504%
Short-term:
Short-term borrowings		89,998
Shanghai Pudong Development Bank | 7.872% due in August 2012
Bank borrowings
Interest rate (as a percent)		7.872%
Short-term:
Short-term borrowings		50,000
Shanghai Pudong Development Bank | 6.720% due in June 2013
Bank borrowings
Interest rate (as a percent)	6.72%	6.72%
Long-term due in one year:
Long-term borrowings due in a year	98,000
Long term:
Long-term bank borrowings		100,000
Shanghai Pudong Development Bank | 7.315 % due in September 2013
Bank borrowings
Interest rate (as a percent)	7.315%
Long-term due in one year:
Long-term borrowings due in a year	49,000
China Everbright Bank | 6.983 % due in June 2014
Bank borrowings
Interest rate (as a percent)		6.983%
Long term:
Long-term bank borrowings		200,000
China Everbright Bank | 6.458 % due in June 2014
Bank borrowings
Interest rate (as a percent)	6.458%
Long term:
Long-term bank borrowings	200,000
China Merchants Bank | 6.720% due in March 2013
Bank borrowings
Interest rate (as a percent)		6.72%
Long term:
Long-term bank borrowings		29,500
China Merchants Bank | 6.720% due in April 2013
Bank borrowings
Interest rate (as a percent)		6.72%
Long term:
Long-term bank borrowings		9,500
China Merchants Bank | 6.405% due in March 2013
Bank borrowings
Interest rate (as a percent)		6.405%
Long term:
Long-term bank borrowings		9,500
China Merchants Bank | 6.048 % due in March 2013
Bank borrowings
Interest rate (as a percent)	6.048%
Short-term:
Short-term borrowings	50,000
China Merchants Bank | 6.983 % due in April 2013
Bank borrowings
Interest rate (as a percent)	6.983%
Long-term due in one year:
Long-term borrowings due in a year	8,500
China Merchants Bank | 6.983% from May 2011 due in March 2013
Bank borrowings
Interest rate (as a percent)	6.983%
Long-term due in one year:
Long-term borrowings due in a year	28,500
China Merchants Bank | 6.983% from March 2011 due in March 2013
Bank borrowings
Interest rate (as a percent)	6.983%
Long-term due in one year:
Long-term borrowings due in a year	8,500
China Bohai Bank | 5.600 % due in May 2013
Bank borrowings
Interest rate (as a percent)	5.60%
Short-term:
Short-term borrowings	50,000